Compensation Plans - Summary of Carnival Corporation and Carnival Plc Stock Option Activity (Details) $ / shares in Units, $ in Millions	12 Months Ended
Nov. 30, 2015 USD ($) $ / shares shares
Shares
Shares Outstanding Beginning Balance | shares	1,059,256
Shares Exercised | shares	(190,690)
Shares Forfeited or expired | shares	(833,566)
Shares Outstanding and Exercisable Ending Balance | shares	35,000
Weighted-Average Exercise Price
Weighted-Average Exercise Price, Outstanding Beginning Balance (USD per share) | $ / shares	$ 51.36
Weighted-Average Exercise Price, Exercised (USD per share) | $ / shares	46.49
Weighted-Average Exercise Price, Forfeited or expired (USD per share) | $ / shares	52.63
Weighted-Average Exercise Price, Outstanding and Exercisable at November 30, 2014 (USD per share) | $ / shares	$ 47.83
Weighted-Average Remaining Contractual Term
Weighted-Average Remaining Contractual Term Outstanding and Exercisable at November 30, 2014	10 months 24 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding and Exercisable at November 30, 2014 | $	$ 0 [1]

[1]	The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the option exercise price at November 30, 2015.